Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2018	June 30, 2017
	(in thousands)
Numerator:
Net income	$5,838	$20,229

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,799	109,825

	Six months ended
	June 30, 2018	June 30, 2017
	(in thousands)
Numerator:
Net income	$20,830	$38,672

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,799	109,825